Note 10 - Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Table Text Block [Abstract]
Schedule of Foreign Exchange Contracts, Statement of Financial Position
As of December 31, 2023 and 2022, we recorded the following balances for the fair value of the contracts (in millions):

	December 31,
Balance sheet line item:	2023	2022
Other current assets	$2.7	$1.1
Other non-current assets	2.0	0.4
Current derivative liabilities	(1.1)	(4.0)
Non-current derivative liabilities	(0.4)	(3.6)

Schedule of Notional Amounts of Outstanding Derivative Positions
The following tables summarize the quantities of metals committed under forward sales contracts at December 31, 2023 and 2022:

December 31, 2023	Ounces/pounds under contract (in 000’s)				Average price per ounce/pound
	Silver (ounces)	Gold (ounces)	Zinc (pounds)	Lead (pounds)	Silver (ounces)	Gold (ounces)	Zinc (pounds)	Lead (pounds)
Contracts on provisional sales
2023 settlements	735	3	441	15,542	24.40	2,045	1.51	1.00
Contracts on forecasted sales
2024 settlements	—	—	—	56,713	N/A	N/A	N/A	0.98
2025 settlements	—	—	—	49,273	N/A	N/A	N/A	0.98

December 31, 2022	Ounces/pounds under contract (in 000’s)				Average price per ounce/pound
	Silver (ounces)	Gold (ounces)	Zinc (pounds)	Lead (pounds)	Silver (ounces)	Gold (ounces)	Zinc (pounds)	Lead (pounds)
Contracts on provisional sales
2022 settlements	3,124	8	18,629	11,960	$21.55	$1,795	$1.38	$0.98
Contracts on forecasted sales
2022 settlements	—	—	37,533	75,618	N/A	N/A	$1.34	$1.00
2023 settlements	—	—	—	45,856	N/A	N/A	N/A	$0.99

Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location
At December 31, 2023 and 2022, we recorded the following balances for the fair value of forward contracts held at that time (in millions):

	December 31, 2023			December 31, 2022
Balance sheet line item:	Contracts in an asset position	Contracts in a liability position	Net asset (liability)	Contracts in an asset position	Contracts in a liability position	Net asset (liability)
Other current assets	$3.1	$—	$3.1	$1.2	$—	$1.2
Other non-current assets	1.5	—	1.5	0.1	—	0.1
Current derivatives liability	—	(0.1)	(0.1)	—	(12.1)	(12.1)
Non-current derivatives liability	$—	$—	$—	$—	$(2.5)	$(2.5)